PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Holdings purchased an aggregate of 4,361,456 Private Warrants at a price of $0.93 per Private Warrant ($4,052,000 in the aggregate). Each Private Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share (see Note 7).

The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within 12 months (or up to 18 months if the Company’s time to complete a Business Combination is extended), the proceeds of the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. The Company classifies the outstanding Private Warrants as warrant liabilities on the condensed balance sheet in accordance with the guidance contained in ASC 815-40.

Simultaneously with the closing of the exercise of the over-allotment option (see Note 6), the Company consummated the sale of 266,402 Over-Allotment Private Warrants at a purchase price of $0.93 per Over-Allotment Private Warrant in a private placement to Holdings, generating gross proceeds of $247,500.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Holdings purchased an aggregate of 4,361,456 private warrants at a price of $0.93 per Private Warrant ($4,052,000 in the aggregate). Each Private Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share (see Note 7).

The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within 12 months (or up to 18 months if the Company’s time to complete a Business Combination is extended), the proceeds of the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. The Company classifies the outstanding Private Warrants as warrant liabilities on the balance sheet in accordance with the guidance contained in ASC 815-40.

Simultaneously with the closing of the exercise of the over-allotment option (see Note 6), the Company consummated the sale of 266,402 Over-Allotment Private Warrants at a purchase price of $0.93 per Over-Allotment Private Warrant in a private placement to Holdings, generating gross proceeds of $247,500.